DIRECTORS LOAN (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
DIRECTORS LOAN
Opening balance	$ 570,000	$ 812,119
Principal repayments	0	300,000
Amortization of transaction costs	74,642	57,881	$ 108,768
Closing balance	$ 644,642	$ 570,000	$ 812,119